Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit

Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

	Turkcell Turkey		Turkcell International		All other segments		Intersegment eliminations		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Total segment revenue	18,265,777	15,450,136	1,456,980	1,067,078	1,933,831	1,187,454	(364,113)	(72,604)	21,292,475	17,632,064
Inter-segment revenue	(42,344)	(31,690)	(69,657)	(40,897)	(252,112)	(17)	364,113	72,604	—	—
Revenues from external customers	18,223,433	15,418,446	1,387,323	1,026,181	1,681,719	1,187,437	—	—	21,292,475	17,632,064
Adjusted EBITDA	7,534,291	5,593,837	612,697	263,962	665,470	374,314	(24,476)	(3,859)	8,787,982	6,228,254
Bad debt expense	(248,171)	49,468	(4,088)	(6,070)	(94,131)	(79,676)	—	—	(346,390)	(36,278)

	Turkcell Turkey		Turkcell International		All other segments		Intersegment eliminations		Consolidated
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Total segment revenue	15,450,136	12,787,592	1,067,078	874,692	1,187,454	661,923	(72,604)	(38,646)	17,632,064	14,285,561
Inter-segment revenue	(31,690)	(19,680)	(40,897)	(18,964)	(17)	(2)	72,604	38,646	—	—
Revenues from external customers	15,418,446	12,767,912	1,026,181	855,728	1,187,437	661,921	—	—	17,632,064	14,285,561
Adjusted EBITDA	5,593,837	4,160,861	263,962	235,348	374,314	222,849	(3,859)	451	6,228,254	4,619,509
Bad debt expense	49,468	(195,472)	(6,070)	(5,956)	(79,676)	(9,956)	—	—	(36,278)	(211,384)

	2018	2017	2016
Profit for the period	2,177,335	2,037,759	1,543,803
Add(Less):
Profit/(loss) from discontinued operations	—	—	42,164
Profit from continuing operations	2,177,335	2,037,759	1,585,967
Income tax expense	495,481	571,758	423,160
Finance income	(1,932,133)	(818,436)	(961,642)
Finance costs	3,619,091	1,141,302	1,134,441
Other income	(241,435)	(74,438)	(78,569)
Other expenses	381,582	773,329	312,801
Depreciation and amortization	4,287,974	2,596,980	2,203,351
Share of loss of equity accounted investees	87	—	—

Consolidated adjusted EBITDA	8,787,982	6,228,254	4,619,509

Summary of Geographical Information

In presenting the information on the basis of geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2018	2017	2016
Revenues
Turkey	19,636,682	16,431,863	13,321,503
Ukraine	923,181	664,643	573,951
Belarus	293,181	209,884	149,005
Azerbaijan	268,471	174,021	108,329
Turkish Republic of Northern Cyprus	169,014	148,637	129,785
Germany	1,580	3,016	2,988
Netherlands	366	—	—

	21,292,475	17,632,064	14,285,561

	31 December 2018	31 December 2017
Non-current assets
Turkey	21,037,351	18,098,228
Ukraine	2,751,277	1,408,783
Belarus	293,622	141,802
Turkish Republic of Northern Cyprus	177,380	138,371
Azerbaijan	—	13,663
Unallocated non-current assets	168,536	112,516

	24,428,166	19,913,363